Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 06, 2024
Current assets:
Cash and cash equivalents	$ 61,575
Marketable securities, current	314,073
Subscription receivable		1
Prepaid expenses and other current assets	1,221
Total current assets	376,869	1
Marketable securities, long-term	18,069
Property and equipment, net	162
Operating lease right-of-use assets	876
Other non-current assets	43
Total assets	396,019	1
Current liabilities:
Accounts payable	3,462
Accrued expenses and other current liabilities	3,346
Operating lease liability, current	213
Total current liabilities	13,043
Operating lease liability, non-current	755
Total liabilities	13,798
Commitments and contingencies (Note 13)
Stockholders’ equity:
Common stock, $0.001 and $0.001 par value as of December 31, 2024 and February 6, 2024, respectively; 545,000,000 and 65,000,000 shares authorized, 37,440,510 and 3,197,975 shares issued and outstanding as of December 31, 2024 and February 6, 2024, respectively	37
Additional paid-in capital	463,018	1
Accumulated other comprehensive loss	(41)
Accumulated deficit	(83,724)
Total stockholders’ equity	382,221	1
Total liabilities, convertible preferred stock and stockholders’ equity	396,019	1
Related Party
Current liabilities:
Related party accounts payable and other current liabilities	6,022
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock, value
Series A Non-Voting Convertible Preferred Stock
Current liabilities:
Convertible preferred stock, value
Series B Non-Voting Convertible Preferred Stock
Stockholders’ equity:
Series B non-voting convertible preferred stock, $0.001 par value; 251,504 and no shares authorized as of December 31, 2024 and February 6, 2024, respectively; 137,138 and no shares issued and outstanding as of December 31, 2024 and February 6, 2024, respectively	$ 2,931